13. COMMITMENTS (Details)	Jun. 30, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 81,376
2017	27,125
Operating lease commitment	$ 108,502